Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2019	$ 1,714,856	$ 1,508,476	$ 10,160	$ 1,011,743	$ 889,057	$ 73,797	$ (90,824)	$ (385,457)	$ 206,380
Profit/(loss) for the nine -month period after taxes	58,167	61,209	0	0	0	0	0	61,209	(3,042)
Change in fair value of cash flow hedges	10,633	10,850	0	0	0	10,850	0	0	(217)
Currency translation differences	(18,884)	(12,766)	0	0	0	0	(12,766)	0	(6,118)
Tax effect	(3,090)	(3,144)	0	0	0	(3,144)	0	0	54
Other comprehensive income/(loss)	(11,341)	(5,060)	0	0	0	7,706	(12,766)	0	(6,281)
Total comprehensive income/(loss) for the period	46,826	56,149	0	0	0	7,706	(12,766)	61,209	(9,323)
Business combinations (Note 5)	25,079	0	0	0	0	0	0	0	25,079
Distributions (Note 13)	(144,714)	(125,987)	0	0	(125,987)	0	0	0	(18,727)
Balance, end of period at Sep. 30, 2020	1,642,047	1,438,638	10,160	1,011,743	763,070	81,503	(103,590)	(324,248)	203,409
Balance, beginning of period at Dec. 31, 2020	1,740,881	1,527,382	10,667	1,011,743	881,745	96,641	(99,925)	(373,489)	213,499
Profit/(loss) for the nine -month period after taxes	(6,446)	(18,166)	0	0	0	0	0	(18,166)	11,720
Change in fair value of cash flow hedges	59,905	56,493	0	0	0	66,553	0	(10,060)	3,412
Currency translation differences	(27,901)	(22,264)	0	0	0	0	(22,264)	0	(5,637)
Tax effect	(15,793)	(15,279)	0	0	0	(15,279)	0	0	(514)
Other comprehensive income/(loss)	16,211	18,950	0	0	0	51,274	(22,264)	(10,060)	(2,739)
Total comprehensive income/(loss) for the period	9,765	784	0	0	0	51,274	(22,264)	(28,226)	8,981
Capital increase (Note 13)	154,574	154,574	481	24,526	129,567	0	0	0	0
Reduction of Share Premium (Note 13)	0	0	0	(200,000)	200,000	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	12,895	12,895	0	0	0	0	0	12,895	0
Distributions (Note 13)	(164,813)	(141,968)	0	0	(141,968)	0	0	0	(22,845)
Balance, end of period at Sep. 30, 2021	$ 1,761,589	$ 1,553,667	$ 11,148	$ 836,269	$ 1,069,344	$ 147,915	$ (122,189)	$ (388,820)	$ 207,922